Operating Lease (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Operating Lease [Abstract]
Schedule of Operating Lease Related Assets and Liabilities	The table below presents the operating lease related assets and liabilities recorded on the unaudited condensed consolidated balance sheets.
	June 30, 2024	December 31, 2023
Right of use assets	$18,109	$5,740

Operating lease liabilities, current	$16,956	$—
Operating lease liabilities, noncurrent	—	—
Total operating lease liabilities	$16,956	$—
The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.
	December 31, 2023	December 31, 2022
Right of use assets	$5,740	$32,458

Operating lease liabilities, current	$—	$127,635
Operating lease liabilities, noncurrent	—	3,442
Total operating lease liabilities	$—	$131,077

Schedule of Other Information	Other information about the Company’s leases is as follows:
	For the Six Months Ended June 30,
	2024	2023
Weighted average remaining lease term (years)	0.71	0.71
Weighted average discount rate	5.50%	5.50%
Other information about the Company’s leases is as follows:
	For the Years Ended December 31,
	2023	2022
Weighted average remaining lease term (years)	0.21	1.21
Weighted average discount rate	5.50%	5.50%

Schedule of Maturities of Lease Liabilities	The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2024:
June 30,
2024
For the year ending December 31, 2024	$17,289
Total lease payments	17,289
Less: Imputed interest	(333)
Present value of lease liabilities	$16,956